AETOS MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS LONG/SHORT STRATEGIES FUND, LLC

Quarterly Report (unaudited)

April 30, 2021

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2021

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds***
Commodity Trading Advisor (3)
GSA Trend Fund LP	08/01/18 - 10/01/20	$16,487,602	$17,495,109	3.31%	Daily
Total Commodity Trading Advisor		16,487,602	17,495,109	3.31

Convertible Arbitrage (4)
CNH CA II, Ltd.	04/01/21	10,000,000	9,909,884	1.88	Quarterly**
Total Convertible Arbitrage		10,000,000	9,909,884	1.88

Credit - Convertible Arbitrage (5)
Aequim Arbitrage Fund LP	03/01/19 - 01/01/21	30,031,906	42,691,619	8.08	Quarterly*
Total Credit - Convertible Arbitrage		30,031,906	42,691,619	8.08

Event Driven Arbitrage (6)
Davidson Kempner Partners	07/01/06 - 07/01/12	49,041,413	94,856,502	17.96	Semi-Annual
Farallon Capital Offshore Investors, Inc.	02/01/07 - 04/01/12	45,554,327	95,460,370	18.08	Semi-Annual*
Governors Lane Onshore Fund LP	08/01/15 - 08/01/16	35,000,000	47,462,166	8.99	Quarterly*
Luxor Capital Partners Liquidating SPV, LLC	07/01/16	279,527	177,433	0.03	Liquidating
Oceanwood European Financials Capital Structure Opportunities Segregated Portfolio	08/01/19	13,667,824	15,668,434	2.97	Quarterly*
Oceanwood Opportunities Fund L.P.	02/01/12 - 07/01/16	37,907,447	62,231,100	11.78	Quarterly
Total Event Driven Arbitrage		181,450,538	315,856,005	59.81

Fixed Income Arbitrage (7)
FFIP, L.P.	04/01/07 - 04/01/12	37,984,278	83,010,948	15.72	Annual*
Parsec Onshore Partners, L.P.	07/01/07 - 04/01/12	34,127,311	57,860,989	10.96	Monthly
Total Fixed Income Arbitrage		72,111,589	140,871,937	26.68

Total investments in Portfolio Funds		310,081,635	526,824,554	99.76

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2021

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Money Market Investment
JPMorgan U.S. Government Money Market Fund, Agency Shares, 0.006%(2) (Shares 2,304,084)		2,304,084	2,304,084	0.44

Total investments		$312,385,719	$529,128,638	100.20%

*	The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.
**	All or a portion of the investment is subject to lock-up provision.
***	Non-income producing investments.

(1)	Percentages are based on Members’ Capital of $528,093,328.
(2)	Rate disclosed is the 7-day effective yield as of 04/30/2021.
(3)	Portfolio Funds in this strategy invest in futures contracts and foreign exchange forwards contracts using a variety of systematic trading strategies to meet investment objectives, which are typically the capturing of directional moves, both long and short, across diversified portfolios of markets and asset classes.
(4)	Portfolio Funds in this strategy generally look to exploit relative mispricings between securities in a company’s capital structure where the manager can go long the undervalued security and hedge out resulting equity and/or credit betas. In convertible bonds, opportunities can be found where sellers do not properly assess the value of the embedded credit and equity option components, resulting in convertibles that trade either cheap or expensive to their fundamental value. This strategy is implemented with the use of leverage.
(5)	Portfolio Funds in this strategy generally look to exploit relative mispricings between securities in a company’s capital structure where the manager can go long the undervalued security and hedge out resulting equity and/or credit betas. In convertible bonds, opportunities can be found where sellers do not properly assess the value of the embedded credit and equity option components, resulting in convertibles that trade either cheap or expensive to their fundamental value. In other corporate credit situations, opportunities arise when different components of a company’s capital structure imply very different fundamental outcomes (i.e. equity near zero and debt near par), creating the opportunity to structure long and short positions that have favorable payoff profiles. Both of these strategies are implemented with the use of leverage.
(6)	Portfolio Funds in this strategy invest in securities of companies involved in certain special situations, including mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. These special situations constitute an “event” which the Portfolio Managers believe will trigger a change in the price of securities relative to their current price or close the gap between securities that are being arbitraged.
(7)	Portfolio Funds in this strategy look to exploit mispricings between related fixed income instruments, including sovereign debt, corporate debt and derivative instruments such as futures, options and swaps. Exploitable opportunities may be found in closely related securities trading at different prices, in the value between fixed income instruments and related derivative instruments, in the shape of yield curves and in credit spreads. These strategies typically require leverage in order to exploit relatively small mispricings.

The aggregate cost of investments for tax purposes was $456,004,740. Net unrealized appreciation on investments for tax purposes was $73,123,898 consisting of $73,214,014 of gross unrealized appreciation and $90,116 of gross unrealized depreciation.

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

April 30, 2021

The investments in Portfolio Funds shown above, representing 99.76% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2021

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds***
Distressed - Long Biased (3)
AG Mortgage Value Partners, L.P.	05/01/13	$1,220,424	$2,222,784	0.76%	Side Pockets Only
Centerbridge Credit Partners, L.P.	06/01/10 - 11/01/20	33,525,833	52,360,015	17.83	Bi-Annual**
Davidson Kempner Distressed Opportunities Fund LP	11/01/09 - 11/01/20	31,097,674	62,473,790	21.28	Annual**
Marble Ridge LP	02/01/17 - 06/01/20	4,428,978	4,118,601	1.40	Liquidating
Total Distressed - Long Biased		70,272,909	121,175,190	41.27

Distressed - Variable Biased (4)
Anchorage Capital Partners, L.P.	09/01/08 - 11/01/20	32,390,624	58,538,124	19.94	Annual**
Aurelius Capital Partners, LP	07/01/08 - 01/01/13	23,259,994	45,478,619	15.49	Semi-Annual*
Carronade Capital Partners, LP	02/01/21	5,000,000	5,267,058	1.80	Quarterly**
King Street Capital, L.P.	07/01/08	23,788,556	49,162,792	16.74	Quarterly*
Total Distressed - Variable Biased		84,439,174	158,446,593	53.97

Total investments in Portfolio Funds		154,712,083	279,621,783	95.24

Money Market Investment
JPMorgan U.S. Government Money Market Fund, Agency Shares, 0.006%(2) (Shares 14,783,210)		14,783,210	14,783,210	5.03

Total investments		$169,495,293	$294,404,993	100.27%

Aetos Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

April 30, 2021

* The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

** All or a portion of the investment is subject to lock-up provision.

*** Non-income producing investments.

(1)	Percentages are based on Members’ Capital of $293,618,859.
(2)	Rate disclosed is the 7-day effective yield as of 04/30/2021.
(3)	Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a long bias net exposure.
(4)	Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a variable net exposure.

The aggregate cost of investments for tax purposes was $270,855,107. Net unrealized appreciation on investments for tax purposes was $23,549,886 consisting of $29,178,781 of gross unrealized appreciation and $5,628,895 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 95.24% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2021

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds***
Directional Equity (3)
Egerton Capital Partners, L.P.	07/01/11 - 05/01/15	$26,654,459	$62,087,293	9.91%	Monthly
Sachem Head LP	08/01/16 - 09/01/17	19,584,002	40,602,161	6.48	Quarterly*
The Children's Investment Fund LP	05/01/20	5,000,000	7,328,000	1.17	Monthly
Total Directional Equity		51,238,461	110,017,454	17.56

Equity Hedged - Generalist (4)
Eton Park Fund, L.P.	05/01/15	39,293	40,170	0.01	Liquidating
Highfields Capital II LP	07/01/15	1,725,661	749,177	0.12	Liquidating
Junto Capital Partners LP	01/01/19 - 10/01/19	45,000,000	55,104,688	8.79	Quarterly*
Lakewood Capital Partners, LP	05/01/17 - 05/01/19	45,231,456	56,302,087	8.98	Quarterly
MW Market Neutral TOPS Fund	10/01/20	10,492,447	17,520,707	2.80	Monthly
MW TOPS Fund	05/01/15 - 05/01/19	26,143,993	33,701,293	5.38	Monthly
Naya Fund LP	02/01/19 - 07/01/19	27,360,072	34,317,310	5.48	Quarterly
Nitorum Fund, L.P.	12/01/17 - 06/01/19	37,718,045	43,803,866	6.99	Annual**
Viking Global Equities LP	08/01/06 - 03/01/11	14,706,334	66,776,256	10.66	Annual
Total Equity Hedged - Generalist		208,417,301	308,315,554	49.21

Equity Hedged - Sector Specialist (5)
Cadian Fund LP	05/01/10 - 11/01/13	15,459,023	47,416,230	7.57	Quarterly*
Encompass Capital Fund L.P.	06/01/15 - 07/01/16	18,900,169	34,636,236	5.53	Quarterly*
Long Pond Capital QP Fund, LP	02/01/14	19,820,714	35,316,257	5.64	Quarterly*
North River Partners, L.P.	11/01/13	16,000,533	29,808,740	4.76	Quarterly
Woodline Fund LP	08/01/20 - 04/01/21	25,000,000	26,972,518	4.30	Quarterly**
Total Equity Hedged - Sector Specialist		95,180,439	174,149,981	27.80

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2021

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Short-Biased Equity (6)
Kriticos International Limited	05/01/13 - 11/01/18	40,950,929	15,022,288	2.40	Quarterly
Total Short-Biased Equity		40,950,929	15,022,288	2.40

Total investments in Portfolio Funds		395,787,130	607,505,277	96.97

Money Market Investment
JPMorgan U.S. Government Money Market Fund, Agency Shares, 0.006%(2) (Shares 20,261,910)		20,261,910	20,261,910	3.23

Total investments		$416,049,040	$627,767,187	100.20%

* The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

** All or a portion of the investment is subject to lock-up provision.

*** Non-income producing investments.

(1)	Percentages are based on Members’ Capital of $626,538,907.
(2)	Rate disclosed is the 7-day effective yield as of 04/30/2021.
(3)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively high or variable net exposure.
(4)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively low net exposure and will invest broadly across all market sectors.
(5)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively low net exposure and will focus on investing in specific market sectors.

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

April 30, 2021

(6)	Portfolio Funds in this strategy make investments in short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a permanent net short or short-only exposure.

The aggregate cost of investments for tax purposes was $505,482,522. Net unrealized appreciation on investments for tax purposes was $122,284,665 consisting of $168,798,005 of gross unrealized appreciation and $46,513,340 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 96.97% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair valuation hierarchy at which the Funds’ investments are measured as of April 30, 2021:

Aetos Multi-Strategy Arbitrage Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$526,824,554
Money Market Investment	2,304,084	—	—	2,304,084
Total Investments	$2,304,084	$—	$—	$529,128,638

Aetos Distressed Investment Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$279,621,783
Money Market Investment	14,783,210	—	—	14,783,210
Total Investments	$14,783,210	$—	$—	$294,404,993

Aetos Long/Short Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$607,505,277
Money Market Investment	20,261,910	—	—	20,261,910
Total Investments	$20,261,910	$—	$—	$627,767,187

(1)	In accordance with ASC 820-10-35-54B investments in Portfolio Funds that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.